 EX-2

Wells Fargo Bank, N.A.

ABS-15G Explanatory Notes

We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information"), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records ("Demand Entities"), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

Wells Fargo Bank, N.A. is an issuer of Ginnie Mae mortgage-backed securities. The information reported herein with respect to these securities consist of repurchases of defective mortgage loans (as such term is defined in the Ginnie Mae guide) from the applicable pool, regardless of whether an actual demand to repurchase such mortgage loans was ever made by Ginnie Mae. Please note that the table excludes information with respect to approximately 60 defective loans which were repurchased during the reporting period (the "Omitted Loans"). The Omitted Loans were either (i) included in certain Ginnie Mae mortgage backed securities issued between 1986-2005, and/or (ii) included in certain Ginnie Mae mortgage backed securities in which Wells Fargo acquired the issuer responsibilities through succession or assignment. Due to systems transition limitations and loss of institutional knowledge in connection with the events described in (i) and (ii), the original balances and/or the pool identifiers cannot be verified, or cannot be verified without unreasonable effort or expense. Furthermore, the report includes information with respect to defective reverse mortgage loans which were repurchased during the reporting period. The repurchase of a reverse mortgage loan can affect multiple pools and therefore cause the overall Ginnie Mae mortgage-backed securities loan total to be appear greater than it actually would have been if a reverse mortgage loan were only reported once. Therefore, with respect to this reporting period, there are 40 instances in which certain reverse mortgage loans are reported more than once. As such, the adjusted total of Ginnie Mae mortgage-backed securities loans repurchased is 903.

Except with respect to Ginnie Mae mortgage-backed securities as described above, correspondence received during the reporting period from any insurers which could subsequently result in a repurchase obligation are not captured herein unless such correspondence is accompanied by a demand.

The repurchase activity reported herein is described in terms of a particular loan's status as of the end of the reporting period. (For columns g-x)

"Originator" generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. However, with respect to Ginnie Mae mortgage backed securities, Wells Fargo is listed as the "Originator" as it originated or acquired, through its retail, wholesale, and correspondent channels, mortgage loans underwritten pursuant to applicable Ginnie Mae guidelines. (For columns d-f)

Includes assets for which a reimbursement payment is in process and where the asset has been otherwise liquidated by or on behalf of the issuing entity at the time of initiation of such reimbursement process. Where an underlying asset has paid off or otherwise been liquidated by or on behalf of the issuing entity (other than via a repurchase by the obligated party) during a reporting period, the corresponding principal balance utilized in calculating columns (g) through (x) shall be zero. (For columns j-l)

Includes assets which are subject to a demand and within the cure period, but where no decision has yet been made to accept or contest the demand. (For columns m-o)

Includes assets for which a reimbursement payment is in process, and where the asset has not been repurchased or replaced and remains in the transaction. Also includes assets for which the requesting party rescinds or retracts the demand in writing. (For columns s-u)

Includes assets pending repurchase or replacement outside of the cure period. (For columns p-r)